Goodwill and Intangible Assets, Net - Components Of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Original Cost	$ 354.7	$ 359.1
Accumulated Amortization	(251.6)	(225.3)
Intangible Assets, net	103.1	133.8
Software
Finite-Lived Intangible Assets [Line Items]
Original Cost	110.3	103.9
Accumulated Amortization	(94.0)	(87.4)
Intangible Assets, net	16.3	16.5
Client lists
Finite-Lived Intangible Assets [Line Items]
Original Cost	215.0	222.1
Accumulated Amortization	(131.4)	(124.5)
Intangible Assets, net	83.6	97.6
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original Cost	27.0	27.1
Accumulated Amortization	(23.8)	(7.4)
Intangible Assets, net	3.2	19.7
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Original Cost	2.4	6.0
Accumulated Amortization	(2.4)	(6.0)
Intangible Assets, net	$ 0	$ 0